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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
6/30/2011 (Unaudited)

Common Stock - 99.6%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Sparton Corporation (a)	5,898	60,278

AUTO COMPONENTS - 0.0%
Motorcar Parts of America, Inc. (a)	3,322	49,863

BANKS - 3.7%
Bank of the Ozarks, Inc.	7,045	366,763
Citizens & Northern Corporation	3,047	45,918
CoBiz Financial, Inc.	116,011	758,712
F.N.B. Corporation	111,202	1,150,941
Hanmi Financial Corporation (a)	33,839	36,208
Pinnacle Financial Partners, Inc. (a)	62,879	978,397
Provident Financial Holdings, Inc.	5,553	44,035
United Bankshares, Inc.	12,713	311,214
WestAmerica Bancorporation	9,651	475,312
		4,167,500
BEVERAGES - 0.0%
Craft Brewers Alliance, Inc. (a)	5,594	48,164

BIOTECHNOLOGY - 0.1%
Neurocrine Biosciences, Inc. (a)	6,937	55,843
SciClone Pharmaceuticals, Inc. (a)	11,127	67,207
		123,050
CHEMICALS - 0.0%
Material Sciences Corporation (a)	6,538	47,401

COMMERCIAL SERVICES & SUPPLIES - 8.5%
Acacia Research Corporation - Acacia Technologies (a)(b)	144,476	5,300,825
Brightpoint, Inc. (a)	5,761	46,722
CAI International, Inc. (a)	2,201	45,473
Core-Mark Holding Company, Inc. (a)	1,284	45,839
Global Traffic Network, Inc. (a)	3,925	45,098
GP Strategies Corporation (a)	4,064	55,514
Kforce, Inc. (a)	149,499	1,955,447
Lincoln Educational Services Corporation	2,961	50,781
LML Payment Systems, Inc. (a)	9,121	35,754
On Assignment, Inc. (a)	4,664	45,847
SeaCube Container Leasing Ltd.	3,158	54,254
SuperMedia, Inc. (a)	6,533	24,499
US Ecology, Inc.	26,593	454,740
Waste Connections, Inc.	49,326	1,565,114
		9,725,907
COMMUNICATIONS EQUIPMENT - 2.6%
NICE-Systems Ltd. (a)(c)	75,485	2,744,635
TeleNav, Inc. (a)	4,350	77,125
Telular Corporation	6,924	42,721
Westell Technologies, Inc., Class A (a)	14,135	50,462
		2,914,943
CONSTRUCTION & ENGINEERING - 0.3%
ENGlobal Corporation (a)	13,708	41,535
MasTec, Inc. (a)	13,862	273,359
		314,894
CONTAINERS & PACKAGING - 0.9%
Sonoco Products Company	26,020	924,751
UFP Technologies, Inc. (a)	2,750	52,030
		976,781
DIVERSIFIED FINANCIALS - 6.2%
Asta Funding, Inc.	5,607	47,043
BlackRock Kelso Capital Corporation (a)	4,838	43,397
Diamond Hill Investment Group, Inc.	611	49,668
Edelman Financial Group, Inc. (a)	6,747	53,234
First Cash Financial Services, Inc. (a)(b)	46,466	1,951,107
Gladstone Investment Corporation	5,710	40,769
Hercules Technology Growth Capital, Inc.	73,841	776,807
Internet Capital Group, Inc. (a)(b)	147,452	1,803,338
Medley Capital Corp. (a)	76,880	902,571
optionsXpress Holdings, Inc.	38,327	639,294
Tower Bancorp, Inc.	27,410	751,034
		7,058,262
ELECTRICAL EQUIPMENT - 0.0%
Preformed Line Products Company	677	48,189

ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.5%
DDi Corp.	4,291	40,936
eMagin Corporation (a)	5,950	36,117
ePlus, Inc. (a)	1,743	46,085
Finisar Corporation (a)(b)	90,061	1,623,800
Nanometrics, Inc. (a)	2,779	52,773
OCZ Technology Group, Inc. (a)(b)	145,420	1,163,361
OSI Systems, Inc. (a)	34,852	1,498,636
Riverbed Technology (a)	23,823	943,153
Vishay Intertechnology, Inc. (a)	61,016	917,681
		6,322,542
ENERGY EQUIPMENT & SERVICES - 7.2%
Bolt Technology Corp. (a)	3,190	39,556
Core Laboratories N.V.	49,496	5,520,784
Dawson Geophysical Company (a)	46,317	1,581,726
Hornbeck Offshore Services, Inc. (a)(b)	36,674	1,008,535
RigNet, Inc. (a)	2,933	49,861
TGC Industries, Inc. (a)	6,815	43,548
		8,244,010
FOOD & DRUG RETAILING - 2.1%
United Natural Foods, Inc. (a)	55,034	2,348,301

FOOD PRODUCTS - 2.1%
Diamond Foods, Inc. (b)	16,237	1,239,533
Hain Celestial Group, Inc. (a)	33,330	1,111,889
Overhill Farms, Inc. (a)	7,608	42,224
		2,393,646
GAS UTILITIES - 0.0%
Star Gas Partners, L.P.	8,636	46,203

HEALTH CARE EQUIPMENT & SUPPLIES - 6.5%
Accuray Incorporated (a)	67,288	538,977
Align Technology, Inc. (a)(b)	55,572	1,267,042
Computer Programs and Systems, Inc.	773	49,070
LeMaitre Vascular, Inc.	6,656	47,058
Natus Medical, Inc. (a)	70,962	1,075,074
SXC Health Solutions Corp. (a)	55,249	3,255,271
Syneron Medical Ltd. (a)	64,134	777,945
Tornier N.V. (a)	11,350	305,883
		7,316,320
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Almost Family, Inc. (a)	1,214	33,264
Continucare Corporation (a)	12,482	77,139
eResearch Technology, Inc. (a)	128,496	818,520
Henry Schein, Inc. (a)	24,370	1,744,648
LHC Group, Inc. (a)	1,582	36,481
Metropolitan Health Networks, Inc. (a)	9,396	45,007
Skilled Healthcare Group, Inc., Class A (a)	3,366	31,842
Transcend Services, Inc. (a)	2,287	67,215
U.S. Physical Therapy, Inc.	2,317	57,299
Universal Health Services, Inc., Class B	9,038	465,728
VirtualScopics, Inc. (a)	23,960	44,805
		3,421,948
HOTELS, RESTAURANTS & LEISURE - 0.6%
AFC Enterprises, Inc. (a)	3,181	52,327
California Pizza Kitchen, Inc. (a)	24,628	454,879
Famous Dave's of America, Inc. (a)	4,541	45,455
Full House Resorts, Inc. (a)	11,856	37,584
Krispy Kreme Doughnuts, Inc. (a)	7,856	74,711
Multimedia Games Holding Co., Inc. (a)	8,580	39,039
		703,995
INSURANCE - 0.1%
Crawford & Company, Class B	11,234	79,424
Phoenix Companies, Inc. (The) (a)	18,388	45,234
Primus Guaranty, Ltd. (a)	9,302	48,836
		173,494
INTERNET & CATALOG RETAIL - 0.1%
1 800 Flowers.com, Inc., Class A (a)	17,405	53,955
Stamps.com, Inc.	3,641	48,571
		102,526
INTERNET SOFTWARE & SERVICES - 1.6%
HealthStream, Inc. (a)	6,194	82,194
LogMeIn, Inc. (a)	15,163	584,837
MediaMind Technologies, Inc.	11,724	257,225
Travelzoo, Inc. (a)	13,017	841,419
Zix Corporation (a)	13,032	50,043
		1,815,718
IT CONSULTING & SERVICES - 4.8%
Alliance Data Systems Corporation (a)	40,468	3,806,824
Computer Task Group, Inc. (a)	3,769	49,638
InterNAP Network Services Corporation (a)(b)	219,066	1,610,135
		5,466,597
LEISURE EQUIPMENT & PRODUCTS - 1.0%
Polaris Industries, Inc.	9,584	1,065,453
Sturm, Ruger & Co., Inc.	2,516	55,226
		1,120,679
MACHINERY - 5.1%
Gardner Denver, Inc.	54,227	38,176
L.B. Foster Company, Class A	1,160	4,557,779
Middleby Corporation (The) (a)	12,599	1,184,810
		5,780,765
MEDIA - 4.6%
Cinemark Holdings, Inc.	66,804	1,383,511
IMAX Corporation (a)	30,068	975,105
Regal Entertainment Group, Class A (b)	133,143	1,644,316
TiVo Inc. (a)	117,179	1,205,772
		5,208,704
METALS & MINING - 5.6%
Compass Minerals International, Inc.	50,823	4,374,336
Friedman Industries, Inc.	4,738	50,744
Great Northern Iron Ore Properties (b)	352	36,495
Mesabi Trust	1,279	42,821
Stillwater Mining Company (a)	85,236	1,876,044
		6,380,440
MULTILINE RETAIL - 0.1%
Gordmans, Inc. (a)	3,269	56,848

OIL & GAS - 0.8%
Adams Resources & Energy, Inc.	1,797	45,824
Callon Petroleum Company (a)	6,072	42,625
Natural Gas Services Group, Inc. (a)	35,045	566,327
Northern Oil & Gas, Inc. (a)(b)	10,361	229,496
		884,272
PAPER & FOREST PRODUCTS - 0.0%
Mercer International, Inc. (a)	3,478	35,058

PERSONAL PRODUCTS - 0.0%
Medifast, Inc. (a)	1,927	45,728

PHARMACEUTICALS - 2.6%
Depomed, Inc. (a)	5,651	46,225
Hi-Tech Pharmacal Co., Inc. (a)	1,922	55,603
Impax Laboratories, Inc. (a)	54,745	1,192,894
Par Pharmaceutical Companies, Inc. (a)	36,681	1,209,739
Pernix Therapeutics Holdings, Inc. (a)	4,239	36,074
Targacept, Inc. (a)	19,308	406,820
Tengion, Inc. (a)	33,145	39,442
		2,986,797
REAL ESTATE - 9.9%
American Campus Communities, Inc.	39,004	1,385,422
Arbor Realty Trust, Inc. (a)	6,783	31,744
DuPont Fabros Technology, Inc.	32,227	812,121
Dynex Capital, Inc.	4,484	43,405
Entertainment Properties Trust	104,820	4,895,094
Gramercy Capital Corp. (a)	9,519	28,843
Hersha Hospitality Trust	709,469	3,951,742
Maui Land & Pineapple Company, Inc. (a)	6,713	33,632
RAIT Financial Trust	14,589	30,637
Resource Capital Corp.	6,422	40,587
Two Harbors Investment Corp.	4,229	45,462
		11,298,689
ROAD & RAIL - 0.0%
TravelCenters of America LLC (a)	9,870	53,791

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.6%
8x8, Inc. (a)	16,642	81,379
Alpha and Omega Semiconductor Limited (a)	3,621	47,978
Cypress Semiconductor Corporation (a)	21,545	455,461
Nova Measuring Instruments Ltd. (a)	5,200	52,624
Photronics, Inc. (a)	5,284	44,756
Rudolph Technologies, Inc. (a)	4,463	47,799
		729,997
SOFTWARE - 3.0%
BSQUARE Corporation (a)	4,904	30,748
Dynamics Research Corporation (a)	3,088	42,120
GSI Technology, Inc. (a)	5,116	36,835
Magic Software Enterprises Ltd. (a)(b)	6,714	33,436
RealD, Inc. (a)(b)	21,313	498,511
Renaissance Learning, Inc.	4,292	53,822
SuccessFactors, Inc. (a)	39,695	1,167,033
Verint Systems, Inc. (a)	40,745	1,509,194
		3,371,699
SPECIALTY RETAIL - 2.8%
Chico's FAS, Inc.	152,968	2,329,703
Destination Maternity Corporation	2,118	42,318
Monro Muffler Brake, Inc.	19,391	723,090
Winmark Corporation	1,291	55,939
		3,151,050
TEXTILES & APPAREL - 3.7%
Crocs, Inc. (a)	41,013	1,056,085
GUESS?, Inc.	67,583	2,842,541
Maidenform Brands, Inc. (a)	11,167	308,879
		4,207,505
WIRELESS TELECOMMUNICATION SERVICES - 3.8%
SBA Communications Corp., Class A (a)	111,329	4,251,654
USA Mobility, Inc.	2,872	43,827
		4,295,481

TOTAL COMMON STOCK
(Cost $85,007,946)		113,498,035

SHORT TERM INVESTMENTS - 0.4%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 07/01/11, (Dated 06/30/11), Collateralized by $525,000 par
U.S. Treasury Note-1.75% due 05/31/2016,
Market Value $528,604, Repurchase Proceeds $518,106
(Cost $518,106)	$518,106	518,106

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)-100.0%		114,016,141
(Cost $85,526,052)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 14.9%

Money Market - 14.9%
JP Morgan Prime Money Market Fund - Inst.
(Cost $16,926,800)	16,926,800	16,926,800

TOTAL INVESTMENTS - 114.9%		130,942,941
(Cost $102,452,852)
OTHER ASSETS & LIABILITIES (NET) - (14.9%)		(16,982,342)
NET ASSETS - 100%		$113,960,599

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Columbia Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2011
	Level 1	Level 2	Level 3	Total
Columbia Small Cap
Common Stocks	$ 99,451,107	$ -	$ -	$ 99,451,107
Depository Receipts	2,744,635	-	-	2,744,635
Limited Partnerships	82,698	-	-	82,698
Real Estate Inv. Trusts	11,219,595	-	-	11,219,595
Short Term Investments	-	17,444,906	-	17,444,906
Total	$113,498,035	$ 17,444,906	$ -	$130,942,941

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2011

Common Stock - 98.9%

	Shares	Value
AEROSPACE & DEFENSE - 0.7%
United Technologies Corporation (b)	5,843	$517,164

BEVERAGES - 5.1%
Anheuser-Busch InBev SA (b)(c)	7,398	429,158
Brown Forman, Inc. (b)	1,268	94,707
Coca-Cola Company (The) (b)	44,319	2,982,225
Hansen Natural Corporation (a)	1,843	149,191
		3,655,281
COMMUNICAITONS EQUIPMENT - 1.8%
QUALCOMM Incorporated	22,878	1,299,242

COMPUTERS & PERIPHERALS - 6.3%
Apple, Inc. (a)	7,344	2,465,161
Hewlett-Packard Company (b)	12,361	449,940
International Business Machines (b)	9,493	1,628,524
		4,543,625
FOOD PRODUCTS - 4.4%
Campbell Soup Company (b)	2,130	73,591
H. J. Heinz Company (b)	1,746	93,027
Hershey Company (The) (b)	842	47,867
Kellogg Company (b)	3,235	178,960
Kraft Foods, Inc. (b)	3,562	125,489
Nestle, S.A. (c)	33,720	2,103,454
Unilever NA (c)	16,687	548,168
		3,170,556
FOOD STAPLES & DRUG RETAILING - 8.3%
Costco Wholesale Corporation (b)	1,410	114,549
CVS Caremark Corporation	4,032	151,523
General Mills, Inc.	5,542	206,273
PepsiCo, Inc. (b)	27,194	1,915,273
SYSCO Corporation (b)	9,512	296,584
Wal-Mart Stores, Inc. (b)	47,160	2,506,082
Walgreen Co. (b)	17,324	735,577
		5,925,861
HEALTH CARE EQUIPMENT & SERVICES - 4.2%
Baxter International, Inc. (b)	2,735	163,252
Express Scripts, Inc. (a)(b)	12,196	658,340
Medtronic, Inc.	20,053	772,642
Thermo Fisher Scientific, Inc. (a)	411	26,465
UnitedHealth Group, Inc.	20,200	1,041,916
Zimmer Holdings, Inc. (a)(b)	5,116	323,331
		2,985,946
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Henry Schein, Inc. (a)(b)	1,258	90,060
Laboratory Corporation of America Holdings (a)(b)	1,241	120,116
Quest Diagnostics Incorporated	3,939	232,795
WellPoint, Inc. (b)	2,888	227,488
		670,459
HOTELS, RESTAURANTS & LEISURE - 1.1%
McDonald's Corporation	9,286	782,996

HOUSEHOLD PRODUCTS - 4.8%
Church & Dwight Co., Inc. (b)	2,138	86,674
Clorox Company (The) (b)	1,668	112,490
Colgate-Palmolive Company	10,116	884,240
Kimberly-Clark Corporation (b)	3,993	265,774
Procter & Gamble Company (b)	32,803	2,085,287
		3,434,465
INDUSTRIAL CONGLOMERATES - 1.1%
3M Company (b)	7,983	757,188

OIL & GAS - 12.7%
BP plc (c)	47,881	2,120,649
Chevron Corporation (b)	13,647	1,403,457
Exxon Mobil Corporation	28,975	2,357,986
Royal Dutch Shell plc (b)(c)	27,254	1,938,577
TOTAL S.A. (c)	21,651	1,252,294
		9,072,963
PERSONAL PRODUCTS - 0.3%
Avon Products, Inc. (b)	3,156	88,368
Estee Lauder Companies, Inc. (The) (b)	1,023	107,609
		195,977
PHARMACEUTICALS & BIOTECHNOLOGY - 21.9%
Abbott Laboratories	29,575	1,556,237
Amgen, Inc. (a)(b)	15,610	910,844
Bristol-Myers Squibb Company (b)	12,465	360,986
Gilead Sciences, Inc. (a)	8,417	348,548
GlaxoSmithKline plc (b)(c)	39,896	1,711,538
Johnson & Johnson	66,998	4,456,707
Merck & Co., Inc.	41,193	1,453,701
Novartis AG (c)	16,190	989,371
Pfizer, Inc. (b)	163,667	3,371,540
Roche Holding Ltd. (c)	5,395	226,374
Sanofi-Aventis (b)(c)	8,057	323,650
		15,709,496
RETAILING - 0.0%
Home Depot, Inc. (The ) (b)	23	833

SOFTWARE & SERVICES - 17.6%
Cisco Systems, Inc.	61,177	954,973
eBay, Inc. (a)	7,286	235,119
Google, Inc. (a)(b)	3,421	1,732,326
MasterCard Incorporated (b)	2,545	766,910
Microsoft Corporation (b)	144,269	3,750,994
Oracle Corporation	123,886	4,077,088
Visa, Inc. (b)	12,464	1,050,217
		12,567,627
TEXTILES & APPAREL - 1.1%
Nike, Inc.	8,918	802,442

TOBACCO - 6.6%
Altria Group, Inc. (b)	25,109	663,129
Lorillard, Inc. (b)	2,103	228,954
Philip Morris International, Inc.	56,147	3,748,935
Reynolds American, Inc. (b)	2,909	107,778
		4,748,796
WIRELESS TELECOMMUNICATIONS - 0.0%
NTT DOCOMO, Inc. (c)	237	4,245

TOTAL COMMON STOCK		70,845,162
(Cost $68,450,247.07)

Short Term Investments - 2.6%	Par Value	Value
Money Market - 2.6%
State Street Bank & Trust Co., Repurchase Agreement	1,895,147	$1,895,147
.01%, 07/01/11, (Dated 06/30/11), Collateralized by $1,920,000
par U.S. Treasury Note-1.75% due 05/31/2016,
Market Value $1,933,179, Repurchase Proceeds $1,895,148
(Cost $1,895,147)
TOTAL SHORT TERM INVESTMENTS - 2.6%		1,895,147

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 35.0%
	Par Value	Value
Registered Money Market - 35.0%
State Street Navigator Securities Lending Prime Portfolio	25,042,441	25,042,441
(Cost $25,042,441)

TOTAL INVESTMENTS 136.5%		$97,782,750
(Cost $95,387,835)
OTHER ASSETS & LIABILITIES (NET) - (36.5%)		(26,155,512)
NET ASSETS - 100%		$71,627,238

(a) Non-Income producing security
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2011
	Level 1	Level 2	Level 3	Total
Quality
Common Stocks	$ 59,197,684	$ -	$ -	$ 59,197,684
Depository Receipts	11,647,478	-	-	11,647,478
Short Term Investments	-	26,937,588	-	26,937,588
Total	$ 70,845,162	$ 26,937,588	$ -	$97,782,750

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
6/30/2011 Unaudited

Common Stock - 93.2%
	Shares	Value
BRAZIL - 7.9%
Banco do Brasil SA	102,010	1,831,360
BR Malls Participacoes SA	31,989	366,110
Companhia de Bebidas das Americas (c)	58,498	1,973,138
Companhia de Saneamento Basico (c)	9,172	547,293
Cosan SA Industria e Comercio	50,302	793,402
Equatorial Energia SA	12,861	98,128
Gerdau SA (c)	11,062	116,372
Light SA	8,035	151,257
Petroleo Brasileiro SA	92,583	1,558,237
Petroleo Brasileiro SA (c)	69,819	2,142,047
Positivo Informatica SA	45,861	211,714
Souza Cruz SA	151,565	1,929,972
Sul America SA	12,201	153,329
Tele Norte Leste Participacoes SA (c)	60,130	934,420
TIM Participacoes SA (c)	6,127	301,510
Vale SA	41,036	1,302,133
		14,410,422
CHILE - 1.5%
Banco Santander Chile (c)	8,379	786,034
Compania Cervecerias Unidas SA (c)	4,713	277,077
Enersis SA (c)	42,207	974,982
Lan Airlines SA (b)(c)	26,892	766,960
		2,805,053
CHINA - 18.0%
Agricultural Bank of China, Class H	2,588,000	1,363,576
Baidu, Inc. (a)(c)	1,668	233,737
Bank of China Ltd., Class H	4,945,902	2,415,239
Bosideng International Holdings Ltd.	2,566,000	791,405
BYD Electronic (International) Company Limited (a)	274500	115,704
Central China Real Estate Ltd.	1,094,770	263,085
China Construction Bank Corporation	3,238,277	2,688,299
China Minsheng Banking Corp.	345,000	317,885
China Mobile Limited	240,590	2,229,174
China Petroleum & Chemical Corporation	1,722,000	1,737,136
China Pharmaceutical Group Limited	1,390,752	673,786
China Shenhua Energy Co., Ltd.	327,500	1,565,616
China Unicom (Hong Kong) Ltd.	884,000	1,783,541
China Yuchai International Ltd.	33,652	710,057
CNOOC Limited	1,523,403	3,563,012
COSCO International Holdings Ltd.	511,277	287,781
Dongfeng Motor Group Company Limited	808,881	1,532,192
Great Wall Motor Co., Ltd. (b)	799,500	1,315,102
Greentown China Holdings Ltd.	379,500	362,841
GZI Real Estate Investment Trust	233,000	120,369
Haitian International Holdings Ltd.	230,000	297,934
Harbin Power Equipment Company Limited, Class H	530,000	604,130
Industrial & Commercial Bank of China Ltd.	157,215	119,402
Kingboard Chemical Holdings Ltd.	29,500	136,665
Kowloon Development Co., Ltd.	199,000	268,007
Lianhua Supermarket Holdings Co., Ltd.	120,699	275,472
Renhe Commercial Holdings (b)	4,418,230	845,991
Shenzhen Investment Ltd.	1,728,000	519,626
Sinolink Worldwide Holdings Limited (a)	2,444,672	254,470
Soho China Limited	1,398,500	1,250,843
Tencent Holdings Limited	80,669	2,191,506
TPV Technology Limited	856,000	435,612
Yanzhou Coal Mining Company Limited	178,955	681,867
Yue Yuen Industrial Holdings Ltd.	133,000	422,163
Zhejiang Expressway Co., Ltd.	838,000	631,063
		33,004,288
CZECH REPUBLIC - 0.4%
Komercni Banka AS	2,715	662,697

HUNGARY - 0.5%
Egis Gyogyszergyar Nyrt.	2,555	274,690
Richter Gedeon Nyrt.	2,858	564,698
		839,388
INDIA - 6.3%
Allahabad Bank	191,081	842,077
Andhra Bank	303,910	908,960
Bajaj Holdings & Investment Limited	10,967	178,357
Balrampur Chini Mills	542,389	750,445
Bank of Baroda	56,348	1,106,477
Canara Bank	98,785	1,161,377
Hindalco Industries Ltd.	218,317	880,545
Indiabulls Financial Services Limited	90,610	328,367
Indian Bank	146,231	696,603
Oil and Natural Gas Corp. Limited	197,980	1,214,387
Rolta India Limited	105,862	305,491
Shree Renuka Sugars Ltd.	360,726	537,024
Syndicate Bank	135,173	355,603
Tata Chemicals Ltd.	102,726	857,151
Tata Global Beverages Ltd.	90,709	196,221
Tata Motors Ltd.	15,644	346,668
Triveni Engineering & Industries Ltd.	57,354	50,872
Triveni Turbines Ltd.	57,354	74,376
Vijaya Bank	435,135	677,001
		11,468,002
INDONESIA - 1.5%
. PT Astra International Tbk	93,680	694,229
PT Charoen Pokphand Indonesia Tbk	1,264,507	293,437
PT Indika Energy Tbk	863,500	387,671
PT Indo Tambangraya Megah Tbk	165,500	863,638
PT Kalbe Farma Tbk	730,688	287,572
PT PP London Sumatra Indonesia Tbk	765,000	207,408
		2,733,955
MALAYSIA - 3.9%
Affin Holdings Berhad	191,000	210,641
DRB-HICOM Berhad	642,900	483,319
Genting Malaysia Berhad	777,000	926,379
Hong Leong Bank Berhad	111,593	494,491
Hong Leong Financial Group Berhad	134,400	586,651
KLCC Property Holdings Berhad	137,400	152,439
Kuala Lumpur Kepong Berhad	60,500	444,007
Kulim (Malaysia ) Berhad	123,400	145,080
Lafarge Malayan Cement Berhad	156,053	385,029
Malayan Banking Berhad	474,700	1,405,470
PROTON Holdings Berhad	56,700	62,155
RHB Capital Berhad	374,670	1,136,604
SapuraCrest Petroleum Berhad	212,600	295,718
Telekom Malaysia Berhad	328,705	430,000
		7,157,983
MEXICO - 5.0%
Alfa S.A.B., Series A	126,294	1,880,417
America Movil S.A.B. de C.V., Series L	1,314,694	1,771,262
Arca Continental S.A.B. de C.V.	61,270	438,095
Coca-Cola FEMSA, S.A.B. de C.V. (c)	10,501	976,698
Fomento Economico Mexicano S.A.B. (c)	30,354	2,018,237
GRUMA, S.A.B. de C.V., Series B (a)	40,111	83,166
Grupo Bimbo S.A.B. de C.V., Series B	84,946	196,421
Grupo Mexico S.A.B. de C.V., Series B	453,589	1,496,237
Organizacion Soriana S.A.B. de C.V., Class B (b)	87,648	262,572
		9,123,105
PERU - 0.3%
Banco Continental S.A.	101,302	213,772
Intergroup Financial Services Corp.	5,424	125,294
Sociedad Minera Cerro Verde S.A.A.	5,866	202,377
		541,443
POLAND - 2.4%
Asseco Poland SA	11,994	216,824
KGHM Polska Miedz SA	32,107	2,307,160
Polski Koncern Naftowy ORLEN SA (a)	69,327	1,308,653
Polskie Gornictwo Naftowe i Gazownictwo SA	347,986	534,387
		4,367,024

RUSSIA - 6.7%
Evraz Group SA (a)(b)(d)	22,260	693,399
Gazprom (c)	249,033	3,630,901
LUKoil (c)	42,747	2,718,709
Norilsk Nickel Mining and Metallurgical Co. (c)	80,043	2,097,127
Pharmstandard (a)(d)	2,974	67,807
Severstal (d)	90,408	1,668,028
Tatneft (c)	34,306	1,478,589
		12,354,560
SINGAPORE - 0.5%
Yangzijiang Shipbuilding Holdings Limited	842,741	1,002,405

SOUTH AFRICA - 5.5%
Adcock Ingram Holdings Ltd.	28,479	250,407
AVI Limited	26,166	120,824
Barloworld Limited	94,993	968,664
Capital Property Fund	106,467	129,839
Datatec Limited (a)	24,262	138,461
Emira Property Fund	44,784	88,352
FirstRand Limited	85,575	251,403
Fountainhead Property Trust Management Ltd.	201,541	192,093
Gold Fields Ltd. (c)	75,297	1,098,583
Imperial Holdings Limited	68,943	1,237,183
Investec Limited	99,230	819,335
Kumba Iron Ore Limited	4,788	342,974
Liberty Holdings Limited	3,511	37,361
Life Healthcare Group Holdings Ltd.	202,804	527,964
MMI Holdings Ltd.	95,637	240,481
Mondi Limited	20,571	200,907
Nampak Limited	69,015	231,352
Netcare Limited	166,900	370,518
Reunert Limited	31,269	282,898
RMB Holdings Ltd.	202,961	800,520
Sanlam Limited	353,539	1,442,045
Santam Limited	7,287	141,281
Wilson Bayly Holmes-Ovcon Limited	7,649	124,526
		10,037,971
SOUTH KOREA - 16.9%
BS Financial Group, Inc. (a)	88,216	1,247,658
Daelim Industrial Co., Ltd.	11,588	1,394,706
Daishin Securities Company	7,164	91,592
Daum Communications Corp.	4,592	477,415
DGB Financial Group, Inc. (a)	33,171	503,321
Dongbu Insurance Co., Ltd.	1,365	70,957
Dongkuk Steel Mill Company, Ltd.	36,790	1,412,813
GS Home Shopping, Inc.	1,976	252,078
Halla Climate Control Corp.	23,544	566,741
Hana Financial Group, Inc.	32,730	1,143,473
Hanwha Chemical Corporation	36,166	1,707,270
Hyundai Motor Company	11,300	2,508,406
Kangwon Land, Inc.	62,288	1,668,559
Kia Motors Corporation	11,004	745,178
Korea Exchange Bank	79,070	710,975
KP Chemical Corp.	74,771	1,719,316
LG Corp.	21,292	1,601,412
LG Display Co., Ltd.	38,821	1,074,472
LG International Corp.	19,835	1,010,653
NEOWIZ Games Corporation (a)	21,453	1,060,945
Pohang Iron and Steel Company (POSCO)	757	328,992
Samsung Electronics Co., Ltd.	6,460	4,997,855
SeAH Besteel Corporation	6,270	343,554
Shinhan Financial Group Co., Ltd. (c)	38,203	1,821,320
SK Holdings Co., Ltd.	6,149	1,065,485
SK Innovation Co., Ltd.	7,205	1,353,067
		30,878,213
TAIWAN - 13.3%
Advantech Co., Ltd.	75,000	254,844
ASUSTeK Computer, Inc.	132,000	1,309,729
China Bills Finance Corporation	674,576	266,557
Chunghwa Telecom Co., Ltd.	501,600	1,725,350
Coretronic Corp.	243,000	383,660
EPISTAR Corporation	145,309	431,017
Eternal Chemical Co., Ltd.	501,269	565,430
Farglory Land Development Co., Ltd.	221,000	550,894
Formosa Chemicals & Fiber Corporation	251,000	935,018
Fubon Financial Holding Co., Ltd.	992,000	1,524,772
HTC Corporation	47,000	1,580,657
Huaku Development Co., Ltd.	184,359	548,132
King Yuan Electronics Co., Ltd.	180,000	92,746
Lite-On Technology Corp.	798,682	1,051,062
Pou Chen Corporation	1,084,000	1,000,087
Powertech Technology, Inc.	28,407	95,338
President Chain Store Corp.	257,000	1,485,265
Radiant Opto-Electronics Corporation	218,360	705,478
SoftWorld International Corp.	119,102	474,774
Taiwan Cement Corporation	810,000	1,206,956
Taiwan Semiconductor Manufacturing Co., Ltd.	1,623,470	4,080,789
TECO Electric & Machinery Co., Ltd.	691,000	497,979
Tripod Technology Corporation	65,000	269,292
U-Ming Marine Transport Corporation	314,996	674,439
Uni-President Enterprises Corporation	578,000	837,112
United Microelectronics Corporation	2,417,022	1,199,107
Winbond Electronics Corporation (a)	967,000	286,159
Wintek Corporation (a)	268,000	355,952
		24,388,595
THAILAND - 0.6%
CP ALL PCL	222,135	319,918
Thai Airways International PCL	375,531	354,447
TISCO Financial Group PCL	281,200	343,206
		1,017,571
TURKEY - 2.0%
Arcelik AS	125,377	642,126
Eis Eczacibasi Ilac Ve Sinai	131,796	178,916
Ford Otomotiv Sanayi AS	27,935	240,462
Selcuk Ecza Deposu Ticaret Ve Sanayi AS	93,444	125,122
Tekfen Holding AS	157,916	545,680
Tofas Turk Otomobil Fabrikasi AS	158,766	724,959
Tupras - Turkiye Petrol Rafinerileri AS	6,765	166,140
Turkiye Sise ve Cam Fabrikalari AS	379,997	832,401
Ulker Biskuvi Sanayi AS	74,605	259,640
		3,715,446
TOTAL COMMON STOCK
(Cost $139,435,191)		170,508,121

Preferred Stock - 5.7%
BRAZIL - 5.7%
Banco do Estado do Rio Grande do Sul SA	96,944	1,112,620
Eletropaulo Metropolitana SA	42,180	915,728
Industrias Klabin de Papel e Celulose	279,686	1,040,092
Itau Unibanco Holding SA	24,551	573,772
Metalurgica Gerdau SA	76,820	985,093
Suzano Papel e Celulose SA	109,640	793,662
Telecomunicacoes de Sao Paulo SA	17,821	518,753
Ultrapar Participacoes SA	73,204	1,297,785
Vale SA, Class A	114,371	3,273,505
TOTAL PREFERRED STOCK
(Cost $9,270,601)	73,096,588	10,511,010

Exchange Traded Fund - 0.2%
UNITED STATES - 0.2%
Vanguard MSCI Emerging Markets ETF	7,446	362,024
(Cost $349,446)

SHORT TERM INVESTMENTS - 0.4%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 07/01/11, (Dated 06/30/11), Collateralized by $775,000 par
U.S. Treasury Note--1.75% due 05/31/2016,
Market Value $780,320, Repurchase Proceeds $760,175
(Cost $760,175)	$760,175	760,175

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $149,815,413)		182,141,330

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.1%	Par Value	Value

Money Market - 2.1%
JP Morgan Prime Money Market Fund - Inst.
(Cost $3,928,988)	$3,928,988	3,928,988

TOTAL INVESTMENTS - 101.6%		186,070,318
(Cost $153,744,401)
OTHER ASSETS & LIABILITIES (Net) - (1.6%)		(2,950,608)
NET ASSETS - 100%		$183,119,710

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		22.1%
Materials		15.9%
Energy		14.0%
Information Technology		13.1%
Consumer Discretionary		9.2%
Consumer Staples		8.1%
Industrials		7.9%
Telecommunication Services		5.3%
Health Care		1.8%
Utilities		1.5%
Exchange Traded Funds		0.2%
Cash and Other Assets (Net)		0.9%
		100.0%

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2011
	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stocks	$ 143,304,921	$ 1,017,571	$ -	$144,322,492
Common Stock Units	153,329	-	-	153,329
Depository Receipts	25,501,647	-	-	25,501,647
Mutual Funds	362,025	-	-	362,025
Preferred Stock	10,511,010	-	-	10,511,010
Real Estate Inv. Trusts	530,652	-	-	530,652
Short Term Investments	-	4,689,163	-	4,689,163
Total	$180,363,584	$ 5,706,734	$ -	$186,070,318

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2011

Common Stock - 97.9%
	Shares	Value
AUSTRALIA - 2.2%
BHP Billiton Ltd.	208,300	$9,790,929

BELGIUM - 3.0%
KBC Groep N.V. (a)	167,985	6,611,671
Solvay S.A.	45,180	6,991,513
		13,603,184
CANADA - 2.4%
Methanex Corporation	341,607	10,723,495

CHINA - 0.7%
Guangdong Investment Limited	5,794,000	3,112,332

FINLAND - 6.4%
Kone OYJ, Class B	210,900	13,272,011
Konecranes OYJ	148,280	6,034,234
YIT OYJ	384,617	9,630,242
		28,936,487
FRANCE - 6.1%
Christian Dior S.A.	67,973	10,711,188
Imerys S.A.	69,252	4,887,597
Maurel & Prom	377,300	9,263,464
Transgene S.A. (a)	142,827	2,458,103
		27,320,352
GERMANY - 17.8%
BASF SE	130,100	12,767,406
Demag Cranes AG	128,000	8,348,808
Deutsche Telekom AG	600,500	9,432,157
Hannover Rueckvers	156,800	8,190,258
Muenchener Rueckvers AG	41,100	6,294,480
Symrise AG	342,950	10,947,878
Tognum AG	388,200	14,579,932
Wincor Nixdorf AG	131,700	9,532,168
		80,093,087
INDIA - 2.7%
Infosys Technologies Ltd. (b)	48,800	3,183,224
State Bank of India (c)	81,050	8,923,605
		12,106,829
IRELAND - 5.9%
CRH plc	349,388	7,763,764
Greencore Group plc	4,947,131	6,969,183
Smurfit Kappa Group plc (a)	998,510	11,920,534
		26,653,481
ISRAEL - 1.9%
Teva Pharmaceuticals SP (ADR)	178,491	8,606,836

ITALY - 2.1%
Trevi Finanziaria SpA	659,726	9,591,115

JAPAN - 14.8%
Asahi Breweries Ltd.	476,600	9,544,411
Iino Kaiun Kaisha Ltd.	1,140,300	5,585,201
Kansai Electric Power Company, Inc.	347,200	6,888,462
KDDI Corporation	1,314	9,401,426
Meiji Holdings Co., Ltd.	208,000	8,730,609
Nichirei Corporation	2,031,000	8,638,266
Nippon Yusen Kabushiki Kaisha	2,157,000	7,970,562
Showa Denko K.K.	4,739,000	9,754,777
		66,513,714
NORWAY - 2.8%
Camillo Eitzen & Co. ASA (a)	588,679	640,678
DnB NOR ASA	856,692	11,985,273
		12,625,951
SOUTH AFRICA - 3.5%
Metorex Ltd. (a)	4,915,693	5,747,434
Sasol Ltd.	190,535	10,038,354
		15,785,788
SOUTH KOREA - 4.5%
Samsung Electronics Company Ltd.	16,285	12,599,082
SK Telecom Company Ltd.	51,793	7,834,562
		20,433,644
SWEDEN - 7.4%
Duni AB	1,179,500	11,416,116
Investor AB, Class B	502,056	11,550,765
Svenska Handelsbanken AB, Class A	328,500	10,169,117
		33,135,998
SWITZERLAND - 1.9%
Novartis AG	138,400	8,471,623

THAILAND - 1.7%
Thai Oil PCL	3,173,900	7,695,868

UNITED KINGDOM - 10.1%
Barratt Developments plc (a)	5,339,856	9,798,452
BBA Aviation plc	652,689	2,281,011
Bellway plc	798,763	9,176,685
Lloyds TSB Group plc (a)	6,182,217	4,867,457
Persimmon plc (a)	1,127,619	8,738,592
Taylor Wimpey plc (a)	17,610,191	10,690,249
		45,552,446

TOTAL COMMON STOCK		440,753,159
(Cost $435,756,348)

Short Term Investments - 2.0%	Par Value	Value
Money Market - 2.0%
State Street Global Advisors FDS	$8,944,022	8,944,022
(Cost $8,944,022)

TOTAL SHORT TERM INVESTMENTS - 2.0%		8,944,022

TOTAL INVESTMENTS - 99.9%		449,697,181
(Cost $444,700,370)

OTHER ASSETS & LIABILITIES (NET) - 0.1%		675,170
NET ASSETS - 100%		$450,372,351

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c) GDR - Global Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		20.3%
Industrials		17.3%
Financials		15.2%
Consumer Discretionary		13.5%
Consumer Staples		7.5%
Energy		6.0%
Telecommunication Services		5.9%
Information Technology		5.6%
Health Care		4.4%
Utilities		2.2%
Other Assets & Liabilities		2.1%

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2011
	Level 1	Level 2	Level 3	Total
Polaris Foreign Value
Common Stocks	$ 412,343,626	$ 7,695,868	$ -	$420,039,494
Depository Receipts	20,713,665	-	-	20,713,665
Short Term Investments	8.944.022	-	-	8,944,022
Total	$442,001,313	$ 7,695,868	$ -	$449,697,181

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
6/30/2011

Common Stock - 83.2%
	Shares	Value
AUSTRALIA - 4.2%
Austal Limited	433,330	$1,292,778
Industrea Limited	896,292	1,298,506
Sigma Pharmaceuticals Ltd. (a)	3,204,600	1,822,679
		4,413,963
BELGIUM - 2.7%
Agfa-Gevaert Group (a)	288,540	1,290,709
Kinepolis Group	21,100	1,571,761
		2,862,470
BRAZIL - 2.0%
Equatorial Energia SA	194,485	1,483,905
Redentor Energia SA (a)	124,485	556,317
		2,040,222
CANADA - 1.3%
Astral Media, Inc.	35,800	1,385,591

CHINA - 11.0%
China Fishery Group Limited	781,972	1,095,761
China Gerui Advanced Materials Group Limited	313,800	1,198,716
China Hongxing Sports Limited	10,258,400	913,056
Lihua International, Inc. (a)	181,000	1,102,290
Samson Holding Ltd.	6,241,300	1,106,841
Sichuan Expressway Company Limited	2,072,060	1,070,433
Texwinca Holdings Limited	1,226,300	1,456,129
VST Holdings Ltd. (a)	3,758,500	830,757
VTech Holdings Limited	115,700	1,378,301
Xinhua Winshare Publishing and Media Co., Ltd.	2,398,300	1,325,266
		11,477,550
FRANCE - 1.3%
Bonduelle SA	13,900	1,400,015

GERMANY - 1.7%
Demag Cranes AG	27,500	1,793,689

INDIA - 2.2%
LIC Housing Finance Ltd.	114,800	622,762
Manappuram General Finance and Leasing Ltd.	941,200	1,183,277
South Indian Bank Ltd.	489,520	261,720
Usha Martin Group Ltd.	193,060	231,486
		2,299,245
IRELAND - 6.2%
Glanbia plc	244,100	1,694,600
Greencore Group plc	907,322	1,278,217
IFG Group plc	755,185	2,018,100
United Drug plc	445,117	1,526,952
		6,517,869
ITALY - 3.0%
De'Longhi SpA	156,410	1,825,248
Trevi Finanziaria SpA	89,800	1,305,515
		3,130,763
JAPAN - 6.0%
Accordia Golf Co., Ltd.	1,653	1,156,044
Chugoku Marine Paints Ltd.	142,100	1,108,325
DaiichiKosho Co., Ltd.	71,600	1,155,970
Iino Kaiun Kaisha Ltd.	286,000	1,400,831
Nichirei Corporation	333,000	1,416,319
		6,237,489
LUXEMBOURG - 0.7%
Transcom WorldWide S.A. (b)	370,890	770,916

NETHERLANDS - 1.9%
Dockwise Ltd. (a)	71,444	1,967,129

NORWAY - 3.6%
ABG Sundal Collier Holding ASA	953,800	1,043,374
SpareBank 1SMN	136,104	1,238,184
SpareBank Nord-Norge	209,731	1,498,301
		3,779,859
PHILIPPINES - 2.0%
Manila Water Company, Inc.	4,803,770	2,066,281

SINGAPORE - 3.2%
Breadtalk Group Ltd.	2,453,100	1,199,120
M1 Ltd.	1,038,900	2,141,364
		3,340,484
SOUTH AFRICA - 3.5%
Clicks Group Limited	260,000	1,625,782
Metorex Limited (a)	1,753,700	2,050,428
		3,676,210
SWEDEN - 3.5%
Duni AB	131,400	1,271,791
Loomis AB	89,300	1,250,422
Nolato AB	114,900	1,180,458
		3,702,671
SWITZERLAND - 2.7%
Bobst Group SA (a)	33,500	1,254,234
Vetropack Holding AG	726	1,544,589
		2,798,823
THAILAND - 2.5%
Hana Microelectronics PCL	1,589,680	1,205,518
Thai Union Frozen Products PCL	871,395	1,361,333
		2,566,851
UNITED KINGDOM - 18.0%
Alternative Networks plc	649,100	2,951,616
BBA Aviation plc	396,158	1,384,489
Character Group plc	437,300	1,068,034
Clarkson plc	72,300	1,446,337
CSR plc (a)	214,200	1,065,571
Galliford Try plc	271,628	2,256,456
Halfords Group plc	228,716	1,364,163
Hampson Industries plc	2,198,100	900,636
Healthcare Locums plc	792,810	1,375,798
Keller Group plc	124,500	932,617
The Restaurant Group plc	278,400	1,315,159
Vitec Group plc	145,221	1,423,381
Wetherspoon (J.D.) plc	188,200	1,304,250
		18,788,507

TOTAL COMMON STOCK		87,016,597
(Cost $71,431,237)

Preferred Stock - 1.8%
GERMANY - 1.8%
Drägerwerk AG	16,600	1,856,394
(Cost $621,858)

Warrants - 5.4%
India - 5.4%
KRBL Limited Derivative (a)	1,679,000	1,074,560
LIC Housing Finance Derivative	204,200	1,106,764
NIIT Technologies Derivative (a)	276,900	1,115,907
South Indian Bank Derivative (a)	2,535,250	1,343,683
Usha Martin Group Derivative (a)	807,100	968,520
(Cost $2,692,091)		5,609,434

Short Term Investments - 10.0%	Par Value	Value
Money Market - 10.0%
State Street Global Advisors FDS	$10,409,110	10,409,110
(Cost $10,409,110)

TOTAL SHORT TERM INVESTMENTS - 10.0%		10,409,110

TOTAL INVESTMENTS - 100.4%		104,891,535
(Cost $85,154,296)
OTHER ASSETS & LIABILITIES (NET) - (0.4%)		(388,909)
NET ASSETS - 100%		$104,502,626

(a) Non-income producing security
(b) SDR - Special Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		20.3%
Industrials		18.6%
Consumer Staples		10.1%
Financials		9.9%
Health Care		7.5%
Materials		6.8%
Information Technology		6.5%
Telecommunication Services		4.9%
Utilities		3.9%
Energy		1.9%
Cash and Other Assets		9.6%

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2011
	Level 1	Level 2	Level 3	Total
Foreign Value SmallCap
Common Stocks	$ 81,389,976	$ 2,566,851	$ 2,288,854	$86,245,681
Depository Receipts	770,916	-	-	770,916
Preferred Stock	1,856,394	-	-	1,856,394
Warrants	-	5,609,434	-	5,609,434
Short Term Investments	10,409,110	-	-	10,409,110
Total	$ 94,426,396	$ 8,176,285	$2,288,854	$104,891,535

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 16, 2011

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 16, 2011